Average Annual Total Returns - Investor A, Institutional - BlackRock Short Obligations Fund	Nov. 27, 2020
Institutional Shares
Average Annual Return:
1 Year	3.01%
5 Years	1.58%
Since Inception	1.24%
Inception Date	Nov. 15, 2012
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	1.98%
5 Years	0.94%
Since Inception	0.73%
Inception Date	Nov. 15, 2012
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.77%
5 Years	0.93%
Since Inception	0.72%
Inception Date	Nov. 15, 2012
Investor A Shares
Average Annual Return:
1 Year	2.70%
5 Years	1.31%
Since Inception	0.97%
Inception Date	Nov. 15, 2012